CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand	$ 64	$ 91
Balances with Banks	298,513	528,985
Short-term deposits	258,566	251,956
Mutual funds	110,064	230,068
Total	$ 667,207	$ 1,011,100	$ 1,064,714	$ 1,560,012